Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	$ 706	$ 828	$ 1,856
Interest	966	962	1,304
Unused tax losses [Member]
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	2,803	3,525	2,742
Tax losses unrecognized deferred tax assets (before tax effect)	12,769	15,324	11,572
Deductible Temporary Differences [Member]
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,144	1,321	731
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	4,930	5,682	2,927
Uncertain tax position [Member]
Disclosure of income tax expense [Line Items]
Interest	114	135	321
Penalty	0	0	0
Interest reversed	276	1,453	276
Penalty reversed	87	462	88
Exchange differences relating to interest	65	(140)	(132)
Exchange differences relating to penalty	$ 38	$ (63)	$ (65)
Singapore (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Thailand (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax on dividends	10.00%	10.00%	10.00%
Australia (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	30.00%	30.00%	30.00%
The People's Republic of China (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Withholding tax on dividends	10.00%	10.00%	10.00%